Equity-Accounted Investees - Summary Of Financial Position Of Wallbox (Details)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Disclosure of joint ventures [line items]
Property, plant and equipment	€ 40,028,509	€ 25,273,702				€ 5,422,319	[1]	€ 1,392,886
Non-current financial assets	839,836	1,299,319				864,772	[1]
Total Non-Current Assets	119,091,691	91,121,975				40,330,355	[1]
Inventories	54,472,421	27,489,273				7,244,621	[1]
Trade and other financial receivables	36,241,040	23,756,836				8,984,126	[1]
Cash and cash equivalents	119,875,344	113,865,299			€ 26,558,080	22,338,021	[1],[2]	6,447,332	[2]	€ 2,286,852
Total Current Assets	238,110,420	251,490,612				41,513,468	[1]
Total Assets	357,202,111	342,612,587			135,538,501	81,843,823	[1]	32,455,117
Loans and borrowings	23,274,447	17,577,451	€ 154,680,293			9,744,462	[1]
Total Non-Current Liabilities	49,449,127	41,173,737				45,933,722	[1]
Total Current Liabilities	148,241,912	170,366,393				23,676,980	[1]
Total Liabilities	197,691,039	211,540,130			€ 160,849,893	69,610,702	[1]	€ 23,071,275
Net Assets (Liabilities)			€ 1,209,040,000	$ 1,400,000,000
Goodwill	€ 6,240,371	6,146,302				6,154,133	[1]
Joint ventures where entity is venturer [member] | Wallbox Fawsn [Member]
Disclosure of joint ventures [line items]
Property, plant and equipment		187,183				191,989
Non-current financial assets		143,570				0
Total Non-Current Assets		330,753				191,989
Inventories		674,250				227,086
Trade and other financial receivables		534,206				23,782
Advance payments		2,139				28,680
Cash and cash equivalents		198,421				160,238
Total Current Assets		1,409,016				439,786
Total Assets		1,739,769				631,775
Loans and borrowings		2,501,842				467,435
Total Non-Current Liabilities		2,501,842				467,435
Trade and other financial payables		1,020,729				27,796
Loans and borrowings		0				467,414
Total Current Liabilities		1,020,729				495,210
Total Liabilities		3,522,571				962,645
Foreign currency translation reserve		147,632				1,648
Net Assets (Liabilities)		(1,635,170)				(329,222)
Group's share in equity - 50% (2020; 50%)		0				0
Goodwill		0				0
Group's carrying amount of the investment		€ 0				€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.